Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Market Lease Reserve
Amortization of market lease reserve, including imputed interest	$ 748	$ 3,298	$ 4,412
Total at Balance Sheet Date
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	3,802	(3,502)
Fair value of long term debt	210
Total at Balance Sheet Date | Forward exchange contracts
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	3,802	(3,502)
Significant Other Observable Inputs (Level 2)
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	3,802	(3,502)
Significant Other Observable Inputs (Level 2) | Forward exchange contracts
Fair value of assets and liabilities and fair value hierarchy of valuation techniques utilized
Total	$ 3,802	$ (3,502)